Other Income/Expenses - Summary of Other Operating Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income [abstract]
Income from fines and penalties related to business contracts	₽ 160	₽ 248	₽ 307
Net result from disposal of non-current assets	27	128
Curtailment and result of remeasurement of pension obligations	25	93	175
Gain from sales of scrap materials		378	226
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)		359	496
Other	533	505	183
Total	₽ 745	₽ 1,711	₽ 1,387